Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
Nasdaq - 100 ex Top 30 ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
Axon Enterprise, Inc.
(a)
................ 281 $ 167,004
Beverages — 3.4%
Coca-Cola Europacific Partners plc ........ 1,694 130,116
Keurig Dr Pepper, Inc. ................ 4,993 160,375
Monster Beverage Corp.
(a)
.............. 3,579 188,113
478,604
Biotechnology — 5.6%
Biogen, Inc.
(a)
...................... 538 82,271
Gilead Sciences, Inc. ................. 4,587 423,701
Regeneron Pharmaceuticals, Inc.
(a)
........ 398 283,507
789,479
Broadline Retail — 4.0%
(a)
MercadoLibre, Inc. ................... 186 316,282
PDD Holdings, Inc. , ADR ............... 2,459 238,498
554,780
Commercial Services & Supplies — 3.4%
Cintas Corp. ....................... 1,484 271,127
Copart, Inc.
(a)
...................... 3,546 203,505
474,632
Electric Utilities — 5.1%
American Electric Power Co., Inc. ......... 1,960 180,771
Constellation Energy Corp. ............. 1,151 257,490
Exelon Corp. ....................... 3,698 139,193
Xcel Energy, Inc. .................... 2,114 142,737
720,191
Electronic Equipment, Instruments & Components — 0.6%
CDW Corp. ........................ 490 85,280
Energy Equipment & Services — 1.1%
Baker Hughes Co. , Class A ............. 3,642 149,395
Entertainment — 2.5%
Electronic Arts, Inc. .................. 965 141,179
Take-Two Interactive Software, Inc.
(a)
....... 646 118,916
Warner Bros Discovery, Inc.
(a)
........... 9,047 95,627
355,722
Financial Services — 2.2%
PayPal Holdings, Inc.
(a)
................ 3,690 314,941
Food Products — 3.1%
Kraft Heinz Co. (The) ................. 4,451 136,690
Mondelez International, Inc. , Class A ....... 4,922 293,991
430,681
Ground Transportation — 2.6%
CSX Corp. ........................ 7,098 229,053
Old Dominion Freight Line, Inc. .......... 786 138,650
367,703
Health Care Equipment & Supplies — 2.6%
Dexcom, Inc.
(a)
..................... 1,438 111,833
GE HealthCare Technologies, Inc. ........ 1,682 131,499
IDEXX Laboratories, Inc.
(a)
.............. 301 124,445
367,777
Hotels, Restaurants & Leisure — 5.2%
Airbnb, Inc. , Class A
(a)
................. 1,593 209,336
DoorDash, Inc. , Class A
(a)
.............. 1,432 240,218
Marriott International, Inc. , Class A ........ 1,023 285,356
734,910
Security
Shares
Shares Value
IT Services — 1.5%
Cognizant Technology Solutions Corp. , Class A 1,825 $ 140,343
MongoDB, Inc. , Class A
(a)
.............. 272 63,324
203,667
Machinery — 1.4%
PACCAR, Inc. ...................... 1,930 200,759
Media — 2.7%
(a)
Charter Communications, Inc. , Class A ..... 523 179,269
Trade Desk, Inc. (The) , Class A .......... 1,655 194,512
373,781
Oil, Gas & Consumable Fuels — 1.3%
Diamondback Energy, Inc. .............. 1,075 176,117
Pharmaceuticals — 1.0%
AstraZeneca plc , ADR ................ 2,143 140,409
Professional Services — 2.3%
Paychex, Inc. ...................... 1,325 185,791
Verisk Analytics, Inc. .................. 520 143,224
329,015
Real Estate Management & Development — 0.8%
CoStar Group, Inc.
(a)
.................. 1,512 108,244
Semiconductors & Semiconductor Equipment — 20.3%
Analog Devices, Inc. .................. 1,827 388,164
ARM Holdings plc , ADR
(a)
.............. 471 58,102
ASML Holding NV (Registered), NYRS , ADR . 327 226,637
GLOBALFOUNDRIES, Inc.
(a)
............ 2,038 87,451
Intel Corp. ........................ 15,875 318,294
KLA Corp. ......................... 492 310,019
Lam Research Corp. ................. 4,736 342,081
Marvell Technology, Inc. ............... 3,188 352,115
Microchip Technology, Inc. .............. 1,977 113,381
Micron Technology, Inc. ................ 4,100 345,056
NXP Semiconductors NV .............. 935 194,340
ON Semiconductor Corp.
(a)
............. 1,567 98,799
2,834,439
Software — 20.4%
ANSYS, Inc.
(a)
...................... 322 108,620
AppLovin Corp. , Class A
(a)
.............. 1,099 355,889
Atlassian Corp. , Class A
(a)
.............. 594 144,568
Autodesk, Inc.
(a)
..................... 791 233,796
Cadence Design Systems, Inc.
(a)
......... 1,009 303,164
Crowdstrike Holdings, Inc. , Class A
(a)
....... 861 294,600
Datadog, Inc. , Class A
(a)
............... 1,153 164,752
Fortinet, Inc.
(a)
...................... 2,821 266,528
MicroStrategy, Inc. , Class A
(a)
............ 674 195,204
Roper Technologies, Inc. ............... 395 205,341
Synopsys, Inc.
(a)
.................... 565 274,228
Workday, Inc. , Class A
(a)
............... 784 202,296
Zscaler, Inc.
(a)
...................... 566 102,112
2,851,098
Specialty Retail — 3.1%
O'Reilly Automotive, Inc.
(a)
.............. 212 251,390
Ross Stores, Inc. .................... 1,224 185,154
436,544
Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.
(a)
.............. 433 165,584

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Nasdaq - 100 ex Top 30 ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors — 1.1%
Fastenal Co. ....................... 2,109 $ 151,658
Total Long-Term Investments — 99 .7%
(Cost: $ 14,216,392 ) ............................... 13,962,414
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.44%
(b) (c)
................. 21,570 21,570
Total Short-Term Securities — 0 .2%
(Cost: $ 21,570 ) ................................. 21,570
Total Investments — 99 .9%
(Cost: $ 14,237,962 ) ............................... 13,983,984
Other Assets Less Liabilities — 0.1% .................... 8,627
Net Assets — 100.0% ...............................
$ 13,992,611
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/23/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 21,570
(a)
$ — $ — $ — $ 21,570 21,570 $ 256 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Nasdaq - 100 ex Top 30 ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 13,962,414 $ — $ — $ 13,962,414
Short-Term Securities
Money Market Funds ...................................... 21,570 — — 21,570
$ 13,983,984 $ — $ — $ 13,983,984
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares